Note 7 - Commitments & Contingencies (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Contractual Obligation		$ 213,000			$ 213,000		$ 213,000
Payments to Acquire Software		24,000	104,504	80,496	104,504	28,000
Loss Contingency, Damages Sought	$191,246.11	$161,673.67			$161,673.67		$915,765
Loss Contingency Accrual, at Carrying Value	161,991			161,991
Settlement of Salary Claim with Past Officer, Payments to Date		65,000
Settlement of Salary Claim with Past Officer		$ 130,000
Settlement of Salary Claim with Past Officer, hares (in Shares)		500,000